INCOME TAXES - Disclosure of Detailed Information About Effective Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Loss before tax	$ (26,454)	$ (195,915)
Combined statutory tax rate	27.00%	27.00%
Income tax recovery computed at statutory tax rate	$ (7,143)	$ (52,897)
Reconciling items:
Effect of different foreign statutory tax rates on earnings of subsidiaries	(2,060)	6,152
Impact of foreign exchange on deferred income tax assets and liabilities	63,844	(60,889)
Change in unrecognized deferred income tax asset	$ 12,469	44,230
Mining royalty in Mexico	7.50%
7.5% mining royalty in Mexico and Nevada net proceeds tax	$ 13,539	2,100
Other non-deductible expenses	9,660	13,994
Impact of inflationary adjustments	(14,228)	(12,714)
Change in tax provision estimates	(3,740)	448
Value of losses forgone due to tax settlement	311	0
Tax settlement	205	0
Other	2,574	(1,227)
Income tax expense (recovery)	75,431	(60,803)
Statements of Earnings Presentation
Current income tax expense	31,997	14,005
Deferred income tax recovery	43,434	(74,808)
Income tax expense (recovery)	$ 75,431	$ (60,803)
Effective tax rate	(285.00%)	31.00%